Other Assets	12 Months Ended
Dec. 31, 2022
The Arena Group Holdings Inc [Member]
Other Assets	11. Other Assets Other assets are summarized as follows:
	As of December 31,
	2022	2021
Security deposit	$420	$110
Prepaid insurance	504	529
Unamortized debt cost	216	-
Total other assets	$1,140	$639